UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Eaton Vance Limited Duration Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932423712
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848BJ3
    Meeting Type:  Consent
    Meeting Date:  14-May-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DEBTORS  FOURTH AMENDED JOINT PLAN OF REORGANIZATION      Mgmt          For
       UNDER CHAPTER 11 OF THE BANKRUPTCY CODE DATED
       NOVEMBER 21, 2005.




--------------------------------------------------------------------------------------------------------------------------
 ANCHOR GLASS CONTAINER CORP                                                                 Agenda Number:  932462295
--------------------------------------------------------------------------------------------------------------------------
        Security:  033038AP5
    Meeting Type:  Consent
    Meeting Date:  10-Apr-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     SECOND AMENDED PLAN OF REORGANIZATION OF ANCHOR           Mgmt          For
       GLASS CONTAINER CORPORATION (SENIOR NOTES CLAIM)

02     SECOND AMENDED PLAN OF REORGANIZATION OF ANCHOR           Mgmt          For
       GLASS CONTAINER CORPORATION  (GENERAL UNSECURED
       CLAIMS)




--------------------------------------------------------------------------------------------------------------------------
 IWO HOLDINGS INC.                                                                           Agenda Number:  932448574
--------------------------------------------------------------------------------------------------------------------------
        Security:  45071TAE5
    Meeting Type:  Consent
    Meeting Date:  20-Mar-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PROPOSED AMENDMENTS                                   Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 IWO HOLDINGS INC.                                                                           Agenda Number:  932448574
--------------------------------------------------------------------------------------------------------------------------
        Security:  45071TAF2
    Meeting Type:  Consent
    Meeting Date:  20-Mar-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PROPOSED AMENDMENTS                                   Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932395735
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  06-Oct-2005
          Ticker:  DJTE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WALLACE B. ASKINS                                         Mgmt          For                            For
       EDWARD H. D'ALELIO                                        Mgmt          For                            For
       JAMES J. FLORIO                                           Mgmt          For                            For

02     RATIFICATION OF AUDITORS. TO RATIFY THE BOARD             Mgmt          For                            For
       S APPOINTMENT OF ERNST & YOUNG, LLP AS THE
       INDEPENDENT PUBLIC AUDITORS OF THE COMPANY
       FOR THE 2005 FISCAL YEAR.

03     ADOPTION OF THE TRUMP ENTERTAINMENT RESORTS,              Mgmt          For                            For
       INC. 2005 INCENTIVE AWARD PLAN. TO ADOPT THE
       TRUMP ENTERTAINMENT RESORTS, INC. 2005 INCENTIVE
       AWARD PLAN.




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932465885
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2006
          Ticker:  TRMP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CEZAR M. FROELICH                                         Mgmt          For                            For
       MICHAEL A. KRAMER                                         Mgmt          For                            For
       DON M. THOMAS                                             Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Thomas E. Faust Jr.
Name                 Thomas E. Faust Jr.
Title                President
Date                 08/28/2006